UNAUDITED CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Ending balance, value at Dec. 31, 2020	$ 540	$ 907,041	$ 4,092,424	$ 5,000,005
Balance at ending shares at Dec. 31, 2020	5,398,351
Balance as of August 20, 2020 (inception) at Aug. 19, 2020
Balance at beginning shares at Aug. 19, 2020
Change in common stock subject to possible redemption	$ (953)	(96,167,701)		(96,168,654)
Change in common stock subject to possible redemption, Shares	(9,521,649)
Net income			4,092,424	4,092,424
Ending balance, value at Dec. 31, 2020	$ 540	907,041	4,092,424	5,000,005
Balance at ending shares at Dec. 31, 2020	5,398,351
Common stock issued to Sponsor	$ 288	24,712		25,000
Common stock issued to Sponsor, shares	2,875,000
Sale of 10,000,000 Units in Initial Public Offering	$ 1,000	99,999,000		100,000,000
Sale of 10,000,000 Units in Initial Public Offering, Shares	10,000,000
Sale of 500,000 Private Units to Sponsor in private placement	$ 50	4,999,950		5,000,000
Sale of 500,000 Private Units to Sponsor in private placement, Shares	500,000
Sale of 1,500,000 Units through over-allotment	$ 150	14,999,850		15,000,000
Sale of 1,500,000 Units through over-allotment, Shares	1,500,000
Sale of 45,000 Private Units to Sponsor in private placement	$ 5	449,995		450,000
Sale of 45,000 Private Units to Sponsor in private placement, Shares	45,000
Underwriting fee		(2,300,000)		(2,300,000)
Deferred underwriting fee		(4,025,000)		(4,025,000)
Offering costs charged to the stockholders’ equity		(406,655)		(406,655)
Initial classification of warrant liability		(17,640,200)		(17,640,200)
Reclassification of offering costs related to warrants		973,090		973,090
Change in common stock subject to possible redemption	$ (30)	(3,043,174)		(3,043,204)
Change in common stock subject to possible redemption, Shares	(301,307)
Net income			3,043,204	3,043,204
Ending balance, value at Mar. 31, 2021	$ 510	(2,136,133)	7,135,628	5,000,005
Balance at ending shares at Mar. 31, 2021	5,097,044
Balance as of August 20, 2020 (inception) at Dec. 31, 2020	$ 540	907,041	4,092,424	5,000,005
Balance at beginning shares at Dec. 31, 2020	5,398,351
Ending balance, value at Jun. 30, 2021	$ 586	5,569,218	(569,799)	5,000,005
Balance at ending shares at Jun. 30, 2021	5,859,958
Balance as of August 20, 2020 (inception) at Mar. 31, 2021	$ 510	(2,136,133)	7,135,628	5,000,005
Balance at beginning shares at Mar. 31, 2021	5,097,044
Change in common stock subject to possible redemption	$ 76	7,705,351		7,705,427
Change in common stock subject to possible redemption, Shares	762,914
Net income			(7,705,427)	(7,705,427)
Ending balance, value at Jun. 30, 2021	$ 586	$ 5,569,218	$ (569,799)	$ 5,000,005
Balance at ending shares at Jun. 30, 2021	5,859,958